Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2019
Related Party Transactions
Schedule of related parties

The Group had the following balances with related parties as of August 31, 2018 and 2019, respectively:

Names of the related parties	Relationship with the Group
Shanghai Ya Qiao Education Investment Co., Ltd. (“Ya Qiao Education”)	Equity investee
Beijing Tus-Juren Education Technology Co., Ltd. ("Tus-Juren")	Former equity investee

(a)    Amount due from a related party

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Ya Qiao Education	16,500	18,750	2,621

(b)    Transactions with the related party

	For the years ended August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Other revenues
Tus-Juren	—	—	6,772	947